Finance costs - Summary of Detailed Information About Finance Income Expense Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Interest expense from lease liabilities	¥ (1,097)	¥ (300)
Finance costs	¥ (1,097)	¥ (300)